Stock Option and Purchase Plans (Details 2) - Restricted stock - $ / shares	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested, Shares Beginning Balance	63,600	61,250	49,400
Granted, Shares	25,000	24,950	24,150
Vested, Shares	(18,100)	(19,350)	(10,400)
Forfeited, Shares	(4,150)	(3,250)	(1,900)
Nonvested, Shares Ending Balance	66,350	63,600	61,250
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 28.64	$ 22.42	$ 20.45
Granted, Weighted Average Grant Date Fair Value	70.90	37.29	23.69
Vested, Weighted Average Grant Date Fair Value	23.02	20.40	15.44
Forfeited, Weighted Average Grant Date Fair Value	45.71	27.88	25.49
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 45.03	$ 28.64	$ 22.42